Earnings (Losses) per share - Schedule of diluted earning per share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit used to determine diluted earnings per share	€ (143,279)	€ (73,425)	€ (64,393)
Weighted average number of outstanding shares for diluted earnings (losses) per share (in shares)	115,473,914	97,619,320	90,757,173
Diluted earnings (losses) from continuing operations per share (in euro per share)	€ (1.24)	€ (0.75)	€ (0.71)
Potential dilutive securities excluded from computation of diluted weighted-average shares outstanding (in shares)	1,504,892	5,846,267	5,481,763